Income Taxes (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Expected income tax benefit at federal statutory tax rate					$ (4,030,454)	$ (1,082,444)
State income taxes, net of federal benefit					(319,816)	(208,619)
Change in fair value of Warrant					2,869,116	(268,519)
Change in valuation allowance					1,286,995	(344,321)
Stock Compensation					67,966	73,881
Other Perm Difference					127,835	12
Tax Cuts and Jobs Act					0	1,831,610
Provision for Income Taxes	$ 1,600	$ 1,642	$ 1,600	$ 1,642	$ 1,642	$ 1,600